One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
MICHELLE D. WONG michelle.wong@dechert.com +1 617 728 7178 Direct +1 617 275 8419 Fax

August 24, 2016

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 577 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, is Post-Effective Amendment No. 577 (the “Amendment”) to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Post-Effective Amendment No. 578 to the Registration Statement under the Investment Company Act of 1940, as amended. This Amendment is being filed for the primary purpose of registering Class A Shares and Preferred Shares of the Goldman Sachs Short-Term Conservative Income Fund.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617-728-7178.

Sincerely,

/s/ Michelle D. Wong
Michelle D. Wong